Equity - OCI changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Translation differences, fair value and other reserves
Balance as of beginning of the year	€ 12,545.0	€ 15,401.0	€ 15,375.0
Foreign exchange translation differences	1,162.0	(1,231.0)	259.0
Net investment hedging (losses)/gains	(249.0)	308.0	(46.0)
Net fair value losses - Translation differences	1,162.0	(1,231.0)	259.0
Net fair value losses - Hedging reserve	(10.0)		(51.0)
Net fair value losses - Fair value reserve	(25.0)	(175.0)	(101.0)
Transfer to income statement - Hedging reserve	10.0	11.0	50.0
Acquisition of non-controlling interests		(10.0)
Other (decrease)/increase - Translation differences			(1.0)
Balance as of end of the year	17,462.0	12,545.0	15,401.0
Translation differences
Translation differences, fair value and other reserves
Balance as of beginning of the year	(1,295.0)	(372.0)	(592.0)
Foreign exchange translation differences	1,162.0	(1,231.0)	259.0
Net investment hedging (losses)/gains	(249.0)	307.0	(40.0)
Net fair value losses - Translation differences	1,162.0	(1,231.0)	259.0
Transfer to income statement - Translation differences	(7.0)		1.0
Other (decrease)/increase - Translation differences		(1.0)
Movement attributable to non-controlling interests	(7.0)	2.0
Balance as of end of the year	(396.0)	(1,295.0)	(372.0)
Net investment hedging gains	226.0	475.0	168.0
Pension remeasurements
Translation differences, fair value and other reserves
Balance as of beginning of the year	1,940.0	1,457.0	1,137.0
Remeasurements of defined benefit plans	2,302.0	484.0	319.0
Other (decrease)/increase			1.0
Movement attributable to non-controlling interests		(1.0)
Balance as of end of the year	4,242.0	1,940.0	1,457.0
Hedging reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	2.0	(6.0)	(21.0)
Foreign exchange translation differences	(15.0)
Net fair value losses - Translation differences	(15.0)
Net fair value losses - Hedging reserve		13.0	(17.0)
Transfer to income statement - Hedging reserve	6.0	(5.0)	32.0
Balance as of end of the year	(7.0)	2.0	(6.0)
Cost of hedging reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	(10.0)	(14.0)	8.0
Net investment hedging (losses)/gains		1.0	(6.0)
Net fair value losses - Hedging reserve	5.0	(13.0)	(34.0)
Transfer to income statement - Hedging reserve	4.0	16.0	18.0
Balance as of end of the year	(1.0)	(10.0)	(14.0)
Fair value reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	(22.0)	(55.0)	(61.0)
Net fair value losses - Fair value reserve	(25.0)	(175.0)	(101.0)
Transfer to income statement - Fair value reserve	32.0	208.0	107.0
Balance as of end of the year	€ (15.0)	€ (22.0)	€ (55.0)